Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Estimated useful lives of the related assets

Buildings and improvements	3 to 40 years
Marine vessels and equipment	5 to 25 years
Machinery and equipment	2 to 20 years
Automobiles, trucks, tractors and trailers	3 to 5 years
Furniture and fixtures	2 to 10 years

Summary of activity of goodwill

	Subsea and Well Enhancement	Drilling Products and Services	Marine	Total
Balance, December 31, 2009	$332,111	$139,436	$10,933	$482,480
Acquisition activities	93,650	—	—	93,650
Disposition activities	—	—	(80)	(80)
Additional consideration paid for prior acquisitions	14,029	1,000	—	15,029
Foreign currency translation adjustment	(2,106)	(973)	—	(3,079)

Balance, December 31, 2010	$437,684	$139,463	$10,853	$588,000

Acquisition activities	3,563	—	—	3,563
Disposition activities	—	—	(519)	(519)
Reduction in value of asset	—	—	(10,334)	(10,334)
Additional consideration paid for prior acquisitions	—	1,000	—	1,000
Foreign currency translation adjustment	(296)	(35)	—	(331)

Balance, December 31, 2011	$440,951	$140,428	$—	$581,379

Composition of Intangible and other long-term assets

	December 31, 2011			December 31, 2010
	Gross Amount	Accumulated Amortization	Net Balance	Gross Amount	Accumulated Amortization	Net Balance
Customer relationships	$23,707	$(6,144)	$17,563	$23,306	$(4,317)	$18,989
Tradenames	18,005	(2,706)	15,299	17,924	(1,622)	16,302
Non-compete agreements	1,697	(1,126)	571	1,320	(1,211)	109
Debt issuance costs	41,449	(10,039)	31,410	25,886	(14,412)	11,474
Deferred compensation plan assets	10,598	—	10,598	10,820	—	10,820
Escrowed cash	50,196	—	50,196	33,013	—	33,013
Restricted cash and	785,280	—	785,280	—	—	—
cash equivalents
Long-term assets held as major replacement spares	13,806	—	13,806	19,999	—	19,999
Other	6,018	(605)	5,413	3,780	(503)	3,277

Total	$950,756	$(20,620)	$930,136	$136,048	$(22,065)	$113,983

Summary the activity for company's decommissioning liabilities

	2011	2010
Decommissioning liabilities, December 31, 2010 and 2009, respectively	$117,716	$—
Liabilities acquired and incurred	—	136,559
Liabilities settled	(504)	(1,759)
Accretion	6,752	7,018
Revision in estimated liabilities	(788)	(24,102)

Total decommissioning liabilities, December 31, 2011 and 2010, respectively	123,176	117,716
Less: current portion of decommissioning liabilities at December 31, 2011 and 2010, respectively	14,956	16,929

Long-term decommissioning liabilities, December 31, 2011 and 2010, respectively	$108,220	$100,787